Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Jul. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Abstract]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

We have implemented and maintain various information security processes designed to identify, assess, and manage material risks from cybersecurity threats to our critical computer networks, hardware, software, third-party hosted services, and data.

We rely on third-party service providers to help manage our information systems, including network security service providers with experienced information technology professionals. We also work with third parties to identify, assess, and manage actual and perceived cybersecurity threats and risks, and we evaluate cybersecurity risk as part of our overall risk management strategy. With the assistance of these third-party service providers, we implement and maintain various technical, physical, and administrative controls and processes to manage and mitigate material risks from cybersecurity threats to our information systems. This includes procedures for incident detection and response, network security controls, access controls, physical security, systems monitoring, and backup and recovery procedures.

Our operations rely on third-party service providers and software programs. For instance, our accounting and financial reporting-related systems use software obtained from third-party service providers, and these systems are necessary for the efficient and consistent operation of our business. We use these systems to communicate with tenants, banks, vendors, and others, and to manage our accounting, financial reporting, and for other recordkeeping purposes. We, thus, maintain a process to identify and evaluate cybersecurity risks and incidents associated with key third-party providers. When utilizing third-party software for key services, we seek to engage those that are reliable, reputable, and maintain cybersecurity controls. To address risks associated with third-party providers for critical services, we review available audit reports of controls from such providers to assess and manage any identified risks.

Notwithstanding the effort we place on cybersecurity, we may not be successful in preventing or mitigating a cybersecurity incident that could have a material adverse effect on the Company. As of the date of this Annual Report on Form 10-K, we are not aware of any cybersecurity threats or incidents which have materially affected or are likely to materially affect our Company, results of operations, or financial condition.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented and maintain various information security processes designed to identify, assess, and manage material risks from cybersecurity threats to our critical computer networks, hardware, software, third-party hosted services, and data.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Notwithstanding the effort we place on cybersecurity, we may not be successful in preventing or mitigating a cybersecurity incident that could have a material adverse effect on the Company. As of the date of this Annual Report on Form 10-K, we are not aware of any cybersecurity threats or incidents which have materially affected or are likely to materially affect our Company, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Board maintains oversight responsibility of risks from cybersecurity threats. This oversight is facilitated primarily through the Audit Committee (the “Committee”), which is responsible for oversight of our information system risk, including cybersecurity threats. The Committee oversees the risk management program designed to implement adequate controls to mitigate cybersecurity risks.

The Committee receives periodic updates from management on potential risks, threats, and controls to mitigate identified risks. The Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on the cybersecurity risk management program as needed.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	Our Board maintains oversight responsibility of risks from cybersecurity threats.
Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]	This oversight is facilitated primarily through the Audit Committee (the “Committee”), which is responsible for oversight of our information system risk, including cybersecurity threats. The Committee oversees the risk management program designed to implement adequate controls to mitigate cybersecurity risks.
Cybersecurity Risk Role of Management [Text Block]

Our management, represented by our Chief Financial Officer, Ward Lyke, provides leadership for implementation and maintenance of our cybersecurity risk management processes. Mr. Lyke has served as Vice President, Chief Financial Officer, and Treasurer since January 2024, and as an Executive Vice President and Officer of the Company since 1984, including as Assistant Treasurer since 2003. Mr. Lyke currently manages key functions for the Company’s accounting, finance, and treasury strategies, including risk management. In addition, Mr. Lyke oversees the Company’s managed IT solutions service provider which includes, among other services:

1.	Business continuity – Managed data backup utilizing best practices including cloud-based disaster recovery,

2.	Multi-vector security protection – Real-time protection against security threats across email, browsers, files, and infrastructure resources,

3.	Patch management – Patching for Windows and certain third-party application updates,

4.	Infrastructure monitoring – 24x7 monitoring, alerting and maintenance of various office and cloud systems.

Mr. Lyke is notified real time by the managed service provider for matters requiring immediate attention. Mr. Lyke also reviews a standardized monthly report with key IT systems data and statistics, including red flags requiring resolution, if any. Management reports serious cybersecurity incidents to the Committee and our Board.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	The Committee receives periodic updates from management on potential risks, threats, and controls to mitigate identified risks.
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	The Committee reports to the full Board regarding its activities, including those related to cybersecurity. The full Board also receives briefings from management on the cybersecurity risk management program as needed.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true